FAIR VALUE MEASUREMENTS - Narrative (Details) - Convertible Notes - USD ($) $ / shares in Units, $ in Millions	Nov. 22, 2021	Dec. 31, 2021	Nov. 30, 2021
Level 2
Debt Instrument [Line Items]
Outstanding principal		$ 447.8
2028 Convertible Notes
Debt Instrument [Line Items]
Face amount	$ 460.0		$ 460.0
Initial strike price (in dollars per share)	$ 29.2428
2028 Convertible Notes | Level 2
Debt Instrument [Line Items]
Face amount	$ 324.8
Outstanding principal	$ 324.8
Capped Call Options
Debt Instrument [Line Items]
Number of shares covered by capped calls (in shares)	15,730,390
Cap price (in dollars per share)	$ 49.6575